Note 7. Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory tax rate	34.00%	34.00%
State tax rate	6.00%	6.00%
Permanent difference	5.60%	7.10%
Other	(0.50%)	0.40%
Tax rate	45.10%	47.50%
Change in valuation allowance	0.00%	(39.10%)
Total	45.10%	(8.40%)